Income Taxes - Schedule of Pretax Loss from Domestic and Foreign Operations (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
US loss before income taxes	$ (56,439)	$ (34,076)
Foreign income before income taxes	1,901	4,070
Pretax loss from operations	$ (54,538)	$ (30,006)